Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments - Contractual Maturities and Estimated Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,325,000
Due after one year through five years, held-to-maturity debt securities amortized cost	3,075,000
Amortized cost, held-to-maturity debt securities	4,400,000	$ 3,400,000
Fair Value
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,325,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	3,075,000
Estimated fair value	4,400,000	3,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	1,442,000
Due after ten years, available-for-sale debt securities amortized cost	155,380,000
Residential mortgage-backed securities, available-for-sale debt securities amortized cost	5,315,488,000
Amortized cost, Available-for-sale securities	5,472,310,000	5,330,814,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	1,438,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	151,302,000
Residential mortgage-backed securities, available-for-sale debt securities, Estimated Fair Value	4,835,176,000
Estimated fair value, Available for sale securities	4,987,916,000	4,822,341,000
Available for sale debt securities, Estimated Fair Value Disclosures
Proceeds from sales and calls of available for sale securities	3,750,000	2,045,000	$ 800,000
Proceeds from sales of mortgage-backed securities	0	0	0
Gross gains realized on sales	0	0	0
Gross losses realized on sales	1,000	$ 3,000	$ 0
Collateral pledged
Available-for-sale debt securities amortized cost disclosures
Amortized cost, Available-for-sale securities	1,896,183,000
Available for sale debt securities, Estimated Fair Value Disclosures
Fair value of available for sale investment securities pledged	$ 1,646,971,000